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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [X]; Amendment Number:  1
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Triple Frond Partners LLC
Address: 1000 Second Avenue, Suite 1200
         Seattle, WA 98104

Form 13F File Number: 28-13331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Charles F. Pollnow IV
Title: Manager of Triple Frond Partners LLC
Phone: 206-332-1215

Signature, Place, and Date of Signing:


/s/ Charles F. Pollnow IV   Seattle, WA   May 12, 2009
-------------------------   -----------   --------------------------------------
Charles F. Pollnow IV
Manager of Triple Frond Partners LLC

Report Type (Check only one.):

Explanatory Note: This Amendment No. 1 to Form 13F is being filed to (1) insert the Form 13F File Number for the Institutional Investment Manager filing this report, (2) insert the Form 13F File Number for the Other Included Manager, and
(3) correctly report the nature of Voting Authority in column 8 of the Information Table.

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number    Name
---   ---------------------   ------------------------------
1     28-13332                Hawk Hill Capital Partners, LP

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         11
Form 13F Information Table Value Total:    164,116
                                        (thousands)


                                       2-

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                           FORM 13F INFORMATION TABLE

                                                                                                  VOTING AUTHORITY
                          TITLE OF               VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ----------------------
     NAME OF ISSUER        CLASS      CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED  NONE
------------------------- -------- ----------- -------- --------- --- ---- ---------- -------- --------- ------ -----
BIG 5 SPORTING GOODS CORP    COM   08915P 10 1    4,698   901,793 SH          SOLE        1      901,793
COSTAR GROUP INC.            COM   22160N 10 9    4,020   122,027 SH          SOLE        1      122,027
LAMAR ADVERTISING CO        CL A   512815 10 1   13,170 1,048,578 SH          SOLE        1    1,048,578
LIFE TIME FITNESS INC        COM   53217R 20 7   17,811 1,375,400 SH          SOLE        1    1,375,400
MOBILE MINI INC              COM   60740F 10 5   12,636   876,293 SH          SOLE        1      876,293
PROGRESSIVE CORP             COM   743315 10 3   23,696 1,600,000 SH          SOLE        1    1,600,000
TYCO ELECTRONICS LTD         COM   G9144P 10 5   22,430 1,383,713 SH          SOLE        1    1,383,713
UNITEDHEALTH GROUP INC       COM   91324P 10 2   13,292   499,690 SH          SOLE        1      499,690
WALGREEN CO                  COM   931422 10 9   27,137 1,100,000 SH          SOLE        1    1,100,000
WELLPOINT INC                COM   94973V 10 7   12,361   293,400 SH          SOLE        1      293,400
ZENITH NATL INS CORP         COM   989390 10 9   12,865   407,500 SH          SOLE        1      407,500

                                                164,116
                                               --------